RIGHT OF USE ASSETS (Details)	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)
RIGHT-OF-USE ASSETS
Right of use Assets Beginning Balance	$ 3,169,655		$ 2,539,670
Additions		$ 963,489	2,631,837
Acquisition of a subsidiary		$ 101,333
Depreciation for the year	(434,837)		(92,167)
Right of use Assets ending Balance	$ 3,169,655		$ 2,539,670